SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows.

	December 31,
	2019	2018

Cash and cash equivalents	$52,352	$12,801
Restricted cash	2,493	3,116
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$54,845	$15,917

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives used in determining depreciation are as follows:
Years
Equipment and facilities	3-7
Internal- use software	4-7
Vehicles	3-7

Schedule of New Accounting Policy Lease Effect
The table below presents the effects on the consolidated statement of financial position as at January 1, 2019, in respect of leases existing as of that date:

	According to the previous accounting policy	The change	As presented according to Topic 842
	Dollars in thousands

As of January 1, 2019:

Assets:
Prepaid expenses	26	(26)	-
Operating leases ROU	-	12,632	12,632
	26	12,606	12,632

Current liabilities:
Current maturity of lease liabilities	-	2,859	2,859

Non-current liabilities:
Lease liabilities	-	9,747	9,747

Schedule of Revenues Segments
The following table presents the Company’s revenues according to the Company’s segments:

	Year ended December 31,
	2019	2018	2017
Airport Security and Other Aviation Services	$309,548	$329,150	$292,393
Authentication Technology	23,759	16,071	5,289
Total revenues	$333,307	$345,221	$297,682

Schedule of Disaggregated by Geography and Percentage of Revenues
The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Year ended December 31,
	2019		2018		2017
Germany	$137,207	41%	$134,646	39%	$125,896	42%
The Netherlands	97,700	29%	121,465	35%	103,862	35%
United States	73,719	22%	69,548	20%	54,891	18%
Other countries	24,681	8%	19,562	6%	13,033	5%
Total revenues	$333,307	100%	$345,221	100%	$297,682	100%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2019	2018	2017

Shares issuable upon conversion of convertible notes
payable to related party at a price of $0.40	5,000,000	-	-
Shares issuable upon conversion of convertible notes
payable to related party at a price of $1.50	-	14,731,267	16,652,333
Shares issuable upon conversion of accrued interest
payable to related party at a price of $0.75	-	11,779,776	16,815,677
Total	5,000,000	26,511,043	33,468,010